Loss per Share Attributable to Ordinary Equity Holders of the Parent (Tables)	6 Months Ended
Jun. 30, 2021
Basic Earnings Per Share [Abstract]
Summary of Calculations of Basic and Diluted Loss per Share

The calculations of basic and diluted loss per share are based on:

	Six months ended June 30,
	2020	2021
	US$’000	US$’000
	(Unaudited)	(Unaudited)
Losses
Loss attributable to ordinary equity holders of the parent, used in the basic earnings per share calculation	(179,104)	(172,483)

	Number of shares Six months ended June 30,
	2020	2021
	(Unaudited)	(Unaudited)
Shares
Weighted average number of ordinary shares in issue during the period used in the basic earnings per share calculation	207,775,944	271,684,977